EQUITY (Details) - Company Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants, Number of Shares beginning	3,780,000	0
Issued	13,266,823	3,780,000
Exercised	0	0
Warrants, Number of Shares ending	17,046,823	3,780,000
Exercise in Period, Weighted Average Exercise Price	$ 0.48	$ 0
Issued in Period, Weighted Average Exercise Price	0.84	0.48
Weighted Average Exercise Price, ending	$ 0.76	$ 0.48
Warrants,Weighted Average Remaining Life beginning	10 months 13 days
Issued, Weighted average remaining life	2 years 9 months 25 days	1 year 7 months 17 days
Warrants,Weighted Average Remaining Life ending	1 year 8 months 23 days	10 months 13 days